Commitments to Fund Fixed Rate Loans (Detail) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Loss Contingencies [Line Items]
Amount	$ 697,524	$ 4,167,350
Minimum
Loss Contingencies [Line Items]
Range of Rate	2.99%	3.25%
Maximum
Loss Contingencies [Line Items]
Range of Rate	3.99%	7.00%